Income Taxes - Schedule of Deferred-Tax Effects of the Acquisition Accounting (Details) - MXN ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Deferred-Tax Effects of the Acquisition Accounting [Abstract]
Deferred tax assets	$ 652,158	$ 452,979
Deferred tax liabilities	$ 511,922	$ 495,118